Monte Carlo Simulation Model Assumptions Used to Estimate Fair Value of Restricted Stock (Detail) (Restricted Stock)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Dividend Yield	0.00%
Risk-Free Interest Rate	0.30%
Expected Volatility-Rex Energy	54.40%
Market Index	37.00%
Expected Life	3 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility-Peer Group	31.20%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility-Peer Group	58.60%